Intangible assets (Details) SFr in Thousands	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	50,416	50,416
Acquired IPR&D Asset
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Acquired IPR&D Asset | Discount rate, measurement input
Disclosure of intangible assets material to entity [abstract]
Discount rate	0.16	0.17
Acquired IPR&D Asset | Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416